Income Taxes - Schedule of Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Tax Expense {Abstract]
Federal
State
Foreign		100,000
Deferred
Total		$ 100,000